Subsequent Events (Details)						1 Months Ended
	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Sep. 14, 2022	Aug. 15, 2022	Jul. 08, 2022	Dec. 20, 2022	Nov. 18, 2022	Jul. 30, 2022	Jun. 22, 2022	Feb. 18, 2022	Jan. 20, 2022	Jun. 21, 2021	May 23, 2019
Subsequent Events (Details) [Line Items]
Description of reverse stock split	(18,307,733 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(4,065,041 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(51,715 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(81,818 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(140,210 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(466,013 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(348,000 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(72,193 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(5,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(2,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(29,117 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(30 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(1,400,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of investors		11
Shares purchased | shares	183,077,333	40,650,406
Purchase price per unit | $ / shares	$ 0.383	$ 0.492
Proceeds in connection with the investment | $	$ 70,118,618	$ 20,000,000